PROPERTY, FURNITURE AND EQUIPMENT, NET, Sale of Property (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in property, plant and equipment [abstract]
Proceeds from sales of land, building and property	S/ 53,152	S/ 5,373	S/ 11,457
Depreciation and amortization of fixed assets	125,000
Insurance technical result expense	4,100
Land and Buildings [Member]
Changes in property, plant and equipment [abstract]
Proceeds from sales of land, building and property	53,100	46,100
Net cost of properties sold	S/ 51,400	S/ 33,800